Note 12 - Trade and Other Receivables (Details Textual) - USD ($) $ in Millions	Jul. 31, 2025	Jan. 31, 2024	Jun. 30, 2023	Jan. 31, 2023
Trade and other receivables [line items]
Dividend payables	$ 71.2	$ 70.4	$ 36.0	$ 71.3